FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
DISCLOSURE OF MATURITY ANALYSIS FOR NON-DERIVATIVE FINANCIAL LIABILITIES

	2024
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	USD	USD	USD	USD
Accounts receivable	-	-	7,620,758	7,620,758
Other receivables	-	-	1,741,176	1,741,176
Gross receivables	-	-	9,361,934	9,361,934
Credit impairment losses	-	-	(5,967,520)	(5,967,520)
Carrying amount	-	-	3,394,414	3,394,414

	2023
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	USD	USD	USD	USD
Accounts receivable	-	-	8,009,342	8,009,342
Other receivables	-	-	50,465	50,465
Gross receivables	-	-	8,059,807	8,059,807
Credit impairment losses	-	-	(6,140,411)	(6,140,411)
Carrying amount	-	-	1,919,396	1,919,396

SCHEDULE OF CONTRACTUAL MATURITY

	Carrying amount	Total contractual undiscounted cash flow	0-365 days	Over 1 year
Accounts payable	$3,285,495	$3,285,495	$3,285,495	$-
Due to related parties	4,002,880	4,002,880	4,001,091	1,789
Loans payable	10,263,804	10,263,804	229,815	10,033,989
Short term debt	40,000	40,000	40,000	-

Total	$17,592,179	$17,592,179	$7,556,401	$10,035,778

2023

	Carrying amount	Total contractual undiscounted cash flow	0-365 days	Over 1 year
Accounts payable	$4,406,850	$4,406,850	$4,406,850	$-
Due to related parties	2,148,148	2,148,148	2,148,148	-
Loans payable	2,722,111	2,722,111	2,467,656	254,455
Short term debt	122,415	122,415	122,415	-

Total	$9,399,524	$9,399,524	$9,145,069	$254,455